Annual Total Returns- Vanguard Russell 1000 Growth Index Fund (Institutional) [BarChart] - Institutional - Vanguard Russell 1000 Growth Index Fund - Institutional Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	2.47%	15.17%	33.39%	12.97%	5.57%	7.02%	30.12%	(1.58%)	36.30%